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                             THE JUNDT GROWTH FUND, INC.
                          1550 UTICA AVENUE SOUTH, SUITE 950
                             MINNEAPOLIS, MINNESOTA 55416


                                    April 29, 1997

Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

         Re: Forms of Prospectuses and Statements of Additional Information of The Jundt Growth Fund, Inc. (File Nos. 33-98182 and 811-06317)
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Ladies and Gentlemen:

    On April 22, 1997, The Jundt Growth Fund, Inc. (the "Company") filed Post-Effective Amendment No. 2 to the Company's Registration Statement on Form N-1A ("Post-Effective Amendment No. 2") pursuant to Rule 485(b) under the Securities Act of 1933 to become effective automatically on April 22, 1997.
Part A of Post-Effective Amendment No. 2 consisted of the Prospectus dated April 22, 1997 of The Jundt Growth Fund, Inc. (the "Prospectus"). Part B of Post-Effective Amendment No. 2 consisted of the Statement of Additional Information dated April 22, 1997 (the "Statement of Additional Information").

    In accordance with paragraph (j) of Rule 497 under the Securities Act of 1933, the Company hereby certifies that:

              (a) the form of the final Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 2; and

              (b) the text of Post-Effective Amendment No. 2 was filed electronically under the Electronic Data Gathering, Analysis and Retrieval system.

                                  Very truly yours,

                                  THE JUNDT GROWTH FUND, INC.


                                  By   /s/ James R. Jundt
                                     -----------------------------------------
                                        James R. Jundt, Chairman of the Board